SCHEDULE OF INVESTMENTS
Delaware Ivy High Yield Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy

Oil & Gas Equipment & Services – 0.0%
Hi-Crush, Inc.(A)(B)(C)(D)	20	$5

Total Energy - 0.0%		5

TOTAL COMMON STOCKS – 0.0%		$5
(Cost: $802)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Alternative Carriers – 0.3%
Zayo Group Holdings, Inc., 6.125%, 3-1-28(E)	$323	319

Broadcasting – 1.9%
Banijay Entertainment S.A.S., 5.375%, 3-1-25(E)	800	817
Gray Television, Inc., 4.750%, 10-15-30(E)	665	662
Terrier Media Buyer, Inc., 8.875%, 12-15-27(E)	430	465
		1,944

Cable & Satellite – 8.4%
Altice Financing S.A., 5.000%, 1-15-28(E)	1,210	1,183
Altice France S.A.:
5.125%, 7-15-29(E)	540	528
5.500%, 10-15-29(E)	1,110	1,095
Block Communications, Inc., 4.875%, 3-1-28(E)	645	646
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.000%, 2-1-28(E)	340	354
5.375%, 6-1-29(E)	335	362
4.500%, 8-15-30(E)	580	595
CSC Holdings LLC:
5.500%, 4-15-27(E)	250	259
5.375%, 2-1-28(E)	375	389
4.625%, 12-1-30(E)	1,015	962
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 8-15-27(E)	855	876
Hughes Satellite Systems Corp., 6.625%, 8-1-26	590	661
Telesat Canada and Telesat LLC:
4.875%, 6-1-27(E)	341	301
6.500%, 10-15-27(E)	405	315
		8,526

Integrated Telecommunication Services – 0.9%
Cablevision Lightpath LLC, 3.875%, 9-15-27(E)	450	437
Iliad Holding S.A.S.:
6.500%, 10-15-26(E)	201	211
7.000%, 10-15-28(E)	223	235
		883

Movies & Entertainment – 0.8%
Premier Entertainment Sub LLC and Premier Entertainment Finance Corp.:
5.625%, 9-1-29(E)	376	374

5.875%, 9-1-31(E)	376	378
		752

Publishing – 0.9%
A. H. Belo Corp.:
7.750%, 6-1-27	502	590
7.250%, 9-15-27	312	359
		949

Total Communication Services - 13.2%		13,373

Consumer Discretionary

Apparel Retail – 0.5%
Gap, Inc. (The):
3.625%, 10-1-29(E)	315	312
3.875%, 10-1-31(E)	160	158
		470

Automobile Manufacturers – 0.4%
Ford Motor Co., 6.625%, 10-1-28	327	394

Automotive Retail – 0.9%
Carvana Co., 4.875%, 9-1-29(E)	255	243
Metis Merger Sub LLC, 6.500%, 5-15-29(E)	675	664
		907

Casinos & Gaming – 2.4%
Colt Merger Sub, Inc., 6.250%, 7-1-25(E)	615	646
Golden Nugget, Inc., 6.750%, 10-15-24(E)	580	581
Melco Resorts Finance Ltd., 5.375%, 12-4-29(E)	642	624
Wynn Macau Ltd., 5.125%, 12-15-29(E)	685	623
		2,474

Homebuilding – 0.6%
Mattamy Group Corp., 5.250%, 12-15-27(E)	571	601

Hotels, Resorts & Cruise Lines – 4.8%
Carnival Corp.:
7.625%, 3-1-26(E)	138	145
5.750%, 3-1-27(E)	1,027	1,029
6.000%, 5-1-29(E)	171	170
Hilton Grand Vacations Borrower Escrow LLC and Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6-1-29(E)	855	878
NCL Corp. Ltd., 3.625%, 12-15-24(E)	1,010	954
Royal Caribbean Cruises Ltd.:
4.250%, 7-1-26(E)	707	686
5.500%, 4-1-28(E)	379	384
Wyndham Worldwide Corp., 4.500%, 4-1-27(F)	608	663
		4,909

Internet & Direct Marketing Retail – 0.4%
Grubhub Holdings, Inc., 5.500%, 7-1-27(E)	435	432

Restaurants – 2.1%
Carrols Restaurant Group, Inc., 5.875%, 7-1-29(E)	885	798
CEC Entertainment LLC, 6.750%, 5-1-26(E)	675	662

Dave & Buster’s, Inc., 7.625%, 11-1-25(E)	581	620
		2,080

Specialized Consumer Services – 0.7%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(E)	145	150
5.875%, 10-1-30(E)	503	532
		682

Total Consumer Discretionary - 12.8%		12,949

Consumer Staples

Food Distributors – 0.6%
Performance Food Group, Inc., 5.500%, 10-15-27(E)	585	611

Household Products – 0.4%
Clearwater Paper Corp., 4.750%, 8-15-28(E)	418	427

Hypermarkets & Super Centers – 0.7%
C&S Group Enterprises LLC, 5.000%, 12-15-28(E)	690	654

Packaged Foods & Meats – 2.0%
Kraft Heinz Foods Co., 4.875%, 10-1-49	266	335
Land O’Lakes Capital Trust I, 7.450%, 3-15-28(E)	383	444
Land O’Lakes, Inc., 7.000%, 12-15-68(E)	140	149
Post Holdings, Inc., 4.500%, 9-15-31(E)	665	661
Simmons Foods, Inc., 4.625%, 3-1-29(E)	471	465
		2,054

Personal Products – 0.6%
Edgewell Personal Care Co., 4.125%, 4-1-29(E)	575	580

Total Consumer Staples - 4.3%		4,326

Energy

Integrated Oil & Gas – 1.2%
Occidental Petroleum Corp., 6.125%, 1-1-31	336	409
Occidental Petroleum Corp. (3-Month U.S. LIBOR plus 125 bps), 6.375%, 9-1-28	642	763
		1,172

Oil & Gas Equipment & Services – 1.0%
Archrock Partners L.P. and Archrock Partners Finance Corp. (GTD by Archrock, Inc.), 6.875%, 4-1-27(E)	594	624
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC), 6.500%, 9-15-28(E)	366	388
		1,012

Oil & Gas Exploration & Production – 6.3%
Apache Corp.:

4.375%, 10-15-28	509	555
4.750%, 4-15-43	411	452
California Resources Corp., 7.125%, 2-1-26(E)	475	494
Endeavor Energy Resources L.P., 5.750%, 1-30-28(E)	337	360
Hilcorp Energy I L.P. and Hilcorp Finance Co.:
5.750%, 2-1-29(E)	310	320
6.000%, 2-1-31(E)	634	657
Independence Energy Finance LLC, 7.250%, 5-1-26(E)	525	546
Murphy Oil Corp., 6.375%, 7-15-28	608	647
Murphy Oil USA, Inc. (GTD by Murphy USA, Inc.):
4.750%, 9-15-29	570	601
3.750%, 2-15-31(E)	105	104
Southwestern Energy Co.:
5.375%, 2-1-29	653	692
5.375%, 3-15-30	384	412
Targa Resources Partners L.P., 4.875%, 2-1-31	540	587
		6,427

Oil & Gas Refining & Marketing – 1.2%
EG Global Finance plc, 6.750%, 2-7-25(E)	708	718
PBF Holding Co. LLC, 6.000%, 2-15-28	813	523
		1,241

Oil & Gas Storage & Transportation – 5.8%
Antero Midstream Partners L.P. and Antero Midstream Finance Corp., 5.750%, 1-15-28(E)	659	692
Buckeye Partners L.P., 4.500%, 3-1-28(E)	689	695
DCP Midstream Operating L.P. (GTD by DCP Midstream L.P.):
5.625%, 7-15-27	376	425
6.750%, 9-15-37(E)	163	219
Genesis Energy L.P. and Genesis Energy Finance Corp.:
5.625%, 6-15-24	703	697
6.500%, 10-1-25	325	321
8.000%, 1-15-27	614	634
Harvest Midstream I L.P., 7.500%, 9-1-28(E)	874	936
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.):
5.750%, 10-1-25	265	285
6.375%, 10-1-30	399	444
USA Compression Partners L.P. and USA Compression Finance Corp., 6.875%, 4-1-26	491	511
		5,859
Total Energy - 15.5%		15,711

Financials

Asset Management & Custody Banks – 0.4%
Bidfair Holdings, Inc., 5.875%, 6-1-29(E)	395	403

Consumer Finance – 4.6%
Alliance Data Systems Corp., 4.750%, 12-15-24(E)	635	649
Credit Acceptance Corp., 6.625%, 3-15-26	898	935
Enova International, Inc.:

8.500%, 9-1-24(E)	228	233
8.500%, 9-15-25(E)	432	446
FirstCash, Inc., 4.625%, 9-1-28(E)	665	666
LFS Topco LLC, 5.875%, 10-15-26(E)	525	543
Paysafe Finance plc, 4.000%, 6-15-29(E)	670	622
Quicken Loans LLC, 3.625%, 3-1-29(E)	542	545
		4,639

Investment Banking & Brokerage – 0.5%
LPL Holdings, Inc., 4.000%, 3-15-29(E)	492	505

Life & Health Insurance – 1.0%
Genworth Mortgage Holdings, Inc., 6.500%, 8-15-25(E)	899	983

Property & Casualty Insurance – 0.6%
Hub International Ltd., 5.625%, 12-1-29(E)	570	588

Specialized Finance – 3.7%
AG Issuer LLC, 6.250%, 3-1-28(E)	670	696
Burford Capital Global Finance LLC, 6.250%, 4-15-28(E)	625	665
Connect Finco S.a.r.l. and Connect U.S. Finco LLC, 6.750%, 10-1-26(E)	1,000	1,053
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT, Inc.), 3.875%, 6-30-28(E)	318	325
Dornoch Debt Merger Sub, Inc., 6.625%, 10-15-29(E)	675	667
Goeasy Ltd., 4.375%, 5-1-26(E)	377	384
		3,790
Total Financials - 10.8%		10,908

Health Care

Health Care Facilities – 2.7%
Acadia Healthcare Co., Inc., 5.500%, 7-1-28(E)	450	474
DaVita, Inc., 4.625%, 6-1-30(E)	1,000	1,025
HCA, Inc. (GTD by HCA Holdings, Inc.), 3.500%, 9-1-30	695	736
Tenet Healthcare Corp., 4.375%, 1-15-30(E)	515	523
		2,758

Health Care Services – 0.4%
LifePoint Health, Inc., 4.375%, 2-15-27(E)	192	193
Option Care Health, Inc., 4.375%, 10-31-29(E)	188	189
		382

Health Care Supplies – 0.6%
Mozart Debt Merger Sub, Inc.:
3.875%, 4-1-29(E)	463	462
5.250%, 10-1-29(E)	173	176
		638

Health Care Technology – 0.5%
MPH Acquisition Holdings LLC, 5.750%, 11-1-28(E)	473	451

Pharmaceuticals – 0.6%
Organon Finance 1 LLC:
4.125%, 4-30-28(E)	402	409

5.125%, 4-30-31(E)	210	220
		629
Total Health Care - 4.8%		4,858

Industrials

Aerospace & Defense – 1.1%
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 7.500%, 4-15-25(E)	490	515
Wolverine Escrow LLC, 9.000%, 11-15-26(E)	605	575
		1,090

Airlines – 2.5%
AerCap Global Aviation Trust, 6.500%, 6-15-45(E)	815	881
Air Canada, 3.875%, 8-15-26(E)	675	690
United Airlines, Inc.:
4.375%, 4-15-26(E)	322	336
4.625%, 4-15-29(E)	510	527
United Continental Holdings, Inc. (GTD by United Airlines, Inc.), 4.875%, 1-15-25	145	149
		2,583

Building Products – 1.8%
Park River Holdings, Inc., 6.750%, 8-1-29(E)	662	650
PGT Innovations, Inc., 4.375%, 10-1-29(E)	525	529
Standard Industries, Inc., 5.000%, 2-15-27(E)	600	618
		1,797

Construction Machinery & Heavy Trucks – 0.6%
J.B. Poindexter & Co., Inc., 7.125%, 4-15-26(E)	550	576

Diversified Support Services – 2.0%
Ahern Rentals, Inc., 7.375%, 5-15-23(E)	720	689
Deluxe Corp., 8.000%, 6-1-29(E)	606	634
Sotheby’s Holdings, Inc., 7.375%, 10-15-27(E)	665	709
		2,032

Electrical Components & Equipment – 0.4%
EnerSys, 4.375%, 12-15-27(E)	366	380

Human Resource & Employment Services – 0.6%
TriNet Group, Inc., 3.500%, 3-1-29(E)	665	664

Industrial Machinery – 0.5%
Energizer Holdings, Inc., 4.375%, 3-31-29(E)	520	508

Research & Consulting Services – 0.5%
Korn Ferry, 4.625%, 12-15-27(E)	450	464

Security & Alarm Services – 3.2%
Allied Universal Holdco LLC:
4.625%, 6-1-28(E)	480	480
6.000%, 6-1-29(E)	200	195
APX Group, Inc., 5.750%, 7-15-29(E)	675	666
Brink’s Co. (The), 4.625%, 10-15-27(E)	440	454
Garda World Security Corp. (GTD by GW Intermediate Corp.):
4.625%, 2-15-27(E)	271	270

6.000%, 6-1-29(E)	584	558
Prime Security Services Borrower LLC and Prime Finance, Inc.:
5.750%, 4-15-26(E)	265	285
3.375%, 8-31-27(E)	390	377
		3,285

Trading Companies & Distributors – 0.7%
H&E Equipment Services, Inc., 3.875%, 12-15-28(E)	690	686

Total Industrials - 13.9%		14,065

Information Technology

Application Software – 2.7%
Clarivate Science Holdings Corp.:
3.875%, 7-1-28	135	136
4.875%, 7-1-29	399	405
ION Trading Technologies S.a.r.l., 5.750%, 5-15-28(E)	820	846
NCR Corp., 5.125%, 4-15-29(E)	649	673
VM Consolidated, Inc., 5.500%, 4-15-29(E)	650	654
		2,714

Electronic Components – 0.6%
TTM Technologies, Inc., 4.000%, 3-1-29(E)	658	655

Internet Services & Infrastructure – 1.1%
Ahead DB Holdings LLC, 6.625%, 5-1-28(E)	675	671
Rackspace Technology Global, Inc., 3.500%, 2-15-28(E)	505	482
		1,153

Technology Hardware, Storage & Peripherals – 0.7%
Imola Merger Corp., 4.750%, 5-15-29(E)	655	673

Total Information Technology - 5.1%		5,195

Materials

Commodity Chemicals – 0.5%
Glatfelter Corp., 4.750%, 11-15-29(E)	503	519

Diversified Metals & Mining – 1.5%
Harsco Corp., 5.750%, 7-31-27(E)	694	708
Mineral Resources Ltd., 8.125%, 5-1-27(E)	700	756
		1,464

Paper Packaging – 2.1%
Cascades, Inc., 5.375%, 1-15-28(E)	607	624
LABL, Inc.:
5.875%, 11-1-28(E)	560	578
8.250%, 11-1-29(E)	101	102
Sylvamo Corp. (GTD by International Paper Co.), 7.000%, 9-1-29(E)	800	837
		2,141

Precious Metals & Minerals – 0.7%
Hudbay Minerals, Inc., 6.125%, 4-1-29(E)	620	658

Specialty Chemicals – 0.5%
Minerals Technologies, Inc., 5.000%, 7-1-28(E)	488	507

Steel – 2.1%
Allegheny Technologies, Inc.:

4.875%, 10-1-29	230	230
5.125%, 10-1-31	447	451
Cleveland-Cliffs, Inc.:
6.750%, 3-15-26(E)	366	388
6.250%, 10-1-40	382	413
SunCoke Energy, Inc., 4.875%, 6-30-29(E)	665	663
		2,145
Total Materials - 7.4%		7,434

Real Estate

Health Care REITs – 0.7%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 3.500%, 3-15-31	650	658

Hotel & Resort REITs – 0.0%
Hospitality Properties Trust, 3.950%, 1-15-28	44	41

Real Estate Operating Companies – 0.8%
Service Properties Trust:
5.250%, 2-15-26	288	284
4.750%, 10-1-26	310	302
5.500%, 12-15-27	61	63
4.950%, 10-1-29	135	128
		777

Real Estate Services – 2.4%
Cushman & Wakefield U.S. Borrower LLC (GTD by DTZUK Guarantor Ltd.), 6.750%, 5-15-28(E)	525	563
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.):
4.750%, 3-1-29	513	525
4.750%, 2-1-30	340	345
Ladder Capital Finance Holdings LLLP and Ladder Capital Finance Corp. (GTD by Ladder Capital Corp.), 4.750%, 6-15-29(E)	120	123
Ladder Capital Finance Holdings LLP and Ladder Capital Finance Corp., 4.250%, 2-1-27(E)	903	910
		2,466
Total Real Estate - 3.9%		3,942

Utilities

Electric Utilities – 1.8%
Calpine Corp., 3.750%, 3-1-31(E)	442	427
Talen Energy Supply LLC, 6.625%, 1-15-28(E)	515	452
Vistra Corp.:
8.000%, 4-15-70(E)	280	297
7.000%, 6-15-70(E)	645	654
		1,830

Multi-Utilities – 0.6%
DT Midstream, Inc.:
4.125%, 6-15-29(E)	181	186
4.375%, 6-15-31(E)	386	402
		588

Renewable Electricity – 1.0%
Clearway Energy Operating LLC, 3.750%, 1-15-32(E)	176	175
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
6.000%, 4-15-25(E)	498	518

3.375%, 6-15-26(E)	265	268
		961
Total Utilities - 3.4%		3,379

TOTAL CORPORATE DEBT SECURITIES – 95.1%		$96,140
(Cost: $93,621)

MUNICIPAL BONDS

Puerto Rico – 0.5%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7-1-35 (G)	525	467

TOTAL MUNICIPAL BONDS – 0.5%		$467
(Cost: $470)

MUNICIPAL BONDS - TAXABLE

Puerto Rico – 0.6%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 7.500%, 8-20-40	630	602

TOTAL MUNICIPAL BONDS - TAXABLE – 0.6%		$602
(Cost: $596)

SHORT-TERM SECURITIES	Shares

Money Market Funds (H) - 2.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	2,677	2,677

TOTAL SHORT-TERM SECURITIES – 2.6%		$2,677
(Cost: $2,677)

TOTAL INVESTMENT SECURITIES – 98.8%		$99,891
(Cost: $98,166)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		1,256

NET ASSETS – 100.0%		$101,147

Notes to Schedule of Investments

(A)	Restricted security. At December 31, 2021, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value

Hi-Crush, Inc.	10-9-20	20	$802	$5

The total value of this security represented 0.0% of net assets at December 31, 2021.

(B)	No dividends were paid during the preceding 12 months.
(C)	Listed on an exchange outside the United States.
(D)	Securities whose value was determined using significant unobservable inputs.
(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $78,379 or 77.5% of net assets.

(F)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2021.

(G)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(H)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$—	$—	$5
Corporate Debt Securities	—	96,140	—
Municipal Bonds	—	1,069	—
Short-Term Securities	2,677	—	—

Total	$2,677	$97,209	$5

During the period ended December 31, 2021, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at

December 31, 2021 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$98,166

Gross unrealized appreciation	3,473
Gross unrealized depreciation	(1,748)

Net unrealized appreciation	$1,725